Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (USD $) In Millions	Total	Shares held in RSU Trust, at cost	Common stock	Capital surplus	Retained earnings	Accumulated other comprehensive income/(loss)	Treasury stock, at cost	Preferred stock
Beginning balance at Dec. 31, 2009		$ (68)	$ 4,105	$ 97,982	$ 62,481	$ (91)	$ (7,196)	$ 8,152
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				(471)
Other				(1,061)
Cumulative effect of change in accounting principle	(129)				(4,391)	(129)
Net income	3,326				3,326
Dividends declared:
Preferred stock					(162)
Common stock ($0.25 and $0.05 per share)					(211)
Reissuance from treasury stock							1,474
Other comprehensive income/(loss)	981					981
Comprehensive income	4,307
Ending balance at Mar. 31, 2010	164,721	(68)	4,105	96,450	61,043	761	(5,722)	8,152
Beginning balance at Dec. 31, 2010		(53)	4,105	97,415	73,998	1,001	(8,160)	7,800
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				(2,755)
Net income	5,555				5,555
Dividends declared:
Preferred stock					(157)
Common stock ($0.25 and $0.05 per share)					(1,054)
Purchase of treasury stock							(95)
Reissuance from treasury stock							3,287
Other comprehensive income/(loss)	(289)					(289)
Comprehensive income	5,266
Ending balance at Mar. 31, 2011	$ 180,598	$ (53)	$ 4,105	$ 94,660	$ 78,342	$ 712	$ (4,968)	$ 7,800